Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)		Dec. 31, 2020 USD ($)		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of income statement [line items]
Amortization of intangible assets	¥ 1,012		$ 156		¥ 1,012
Amortization of prepaid operating lease						¥ 12,724
Depreciation of investment property	376		58		380	884
Depreciation of property, plant and equipment	450,092		69,552		422,859	420,277
Depreciation of right-of-use assets	43,127	[1]	6,664	[1]	40,958
Depreciation and amortization expenses	494,607		76,430		465,209	433,885
Cost of sales [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	327,866		50,664		315,445	312,769
Research and development expenses [Member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	26,815		4,144		16,470	26,751
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	¥ 139,926		$ 21,622		¥ 133,294	¥ 94,365

[1]	In 2020, COVID-19 related rent rebate received from lessors of RMB 0.2 million (less than US$ 0.1 million) has been offset against the depreciation of right-of-use assets.